Other Non-Current Assets (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Other Assets, Noncurrent Disclosure [Abstract]
Deferred mobilization and contract preparation cost	$ 1.5	$ 0.0
Right-of-use asset, non-current [extensible list]	Total	Total
Right-of-use lease asset, non-current	$ 1.3	$ 1.3
Deferred tax asset	1.0	0.2
Tax refunds	0.5	0.4
Total	$ 4.3	$ 1.9